Share-based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 Vote $ / shares shares	Jul. 31, 2020	Jul. 31, 2019	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 item tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Conversion ratio, class B to class A ordinary shares	1
Compensation expenses | ¥				¥ 1,257,754		¥ 2,630,905		¥ 2,378,689
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Total fair value of the restricted shares | $					$ 205,995		$ 224,083		$ 196,799
Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expenses unrecognized | ¥				¥ 448,704
Number of option granted per tranche						18,092,900	18,092,900
Compensation expenses | $							$ 89,741
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized (in shares)				141,083,452						141,083,452
2020 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized (in shares)				165,696,625						165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years	10 years
Vesting period (in years)		5 years	5 years
Vesting percentage		20.00%	20.00%
Vested after service period (in years)		1 year	1 year
Total intrinsic value of options exercised | $					87,615		120,193		174,170
The total fair value of options vested | $					$ 65,738		$ 80,044		$ 95,174
Granted (in shares)				0	0	0	0	0	0
Compensation expenses unrecognized | $										$ 3,274
Weighted average period of unrecognized compensation cost				6 months	6 months
2019 and 2020 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average period of unrecognized compensation cost				2 years 1 month 9 days	2 years 1 month 9 days
Unrecognized compensation expenses | $										$ 196,450
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares)				0	0	0	0	0	0
Exercise price per share (in USD per share) | $ / shares												$ 14.63
Exercise price per share ADS (in USD per share) | $ / shares												$ 29.26
Number of tranches | tranche												6
Number of option granted per tranche												18,092,900
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle | item												3,000,000
2021 Share Incentive Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of votes | Vote	1
2021 Share Incentive Plan | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of votes | Vote	10
2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized (in shares)	108,557,400										108,557,400	108,557,400
Exercise price per share (in USD per share) | $ / shares	$ 14.63										$ 14.63